Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss before provision for (benefit from) income taxes:
United States	$ (780,917)	$ (142,198)	$ (76,122)
Foreign	(63,409)	1	7
Loss before income tax (benefit) provision	(844,326)	(142,197)	(76,115)
Current:
Federal	(49)	0	0
State	250	0	0
Foreign	1,456	4	86
Total current provision	1,657	4	86
Deferred:
Federal	(442)	0	9
State	31	54	10
Foreign	(1,868)	0	0
Total deferred provision	(2,279)	54	19
Total income tax (benefit) provision	$ (622)	$ 58	$ 105